Debt	12 Months Ended
Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Debt

Note 5 – Debt

The following represents a summary of the Company’s debt (notes payable – related parties, third party debt for notes payable (including those owed on vehicles), and line of credit, including key terms, and outstanding balances at December 31, 2023 and 2022, respectively.

Notes Payable – Related Parties

The following is a summary of the Company’s notes payable – related parties at December 31, 2023 and 2022:

Balance - December 31, 2022	$-
Advances	5,267,500
Debt discount/issue costs	(1,608,900)
Amortization of debt discount/issue costs	1,406,015
Repayments	(262,500)
Balance - December 31, 2023	$4,802,115

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The following is a detail of the Company’s notes payable – related parties at December 31, 2023 and 2022:

Notes Payable - Related Parties
Note Holder	Issue Date	Maturity Date	Shares Issued with Debt		Interest Rate	Default Interest Rate	Collateral	December 31, 2023	December 31, 2022
Note #1	April 19, 2023	April 19, 2024	250,000		10.00%	18.00%	All assets	$1,500,000	$-
Note #2	September 22, 2023	March 22, 2024	150,000	A	10.00%	18.00%	All assets	600,000	-
Note #3	October 13, 2023	January 13, 2024	260,000	B	0.00%	18.00%	All assets	320,000	-
Note #4	July 5, 2023	January 5, 2024	-		8.00%	18.00%	All assets	440,000	-
Note #5	August 2, 2023	February 2, 2024	-		8.00%	18.00%	All assets	440,000	-
Note #6	August 23, 2023	February 23, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #7	August 30, 2023	February 29, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #8	September 6, 2023	January 6, 2024	-		8.00%	18.00%	All assets	220,000	-
Note #9	September 13, 2023	January 13, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #10	November 3, 2023	January 3, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #11	November 21, 2023	January 21, 2024	-		8.00%	18.00%	All assets	220,000	-
Note #12	December 4, 2023	February 4, 2024	-		8.00%	18.00%	All assets	220,000	-
Note #13	December 13, 2023	February 13, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #14	December 18, 2023	February 18, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #15	December 20, 2023	February 20, 2024	-		8.00%	18.00%	All assets	55,000	-
Note #16	December 27, 2023	February 27, 2024	-		8.00%	18.00%	All assets	165,000	-
								5,005,000	-
						Less: unamortized debt discount		202,885	-
								$4,802,115	$-

A	See discussion below regarding global amendment for Notes #2 and #3.
B	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.

Note #1 – Note Payable – Related Party - Material Stockholder greater than 5% and related Loss on Debt Extinguishment

The Company originally executed a six-month (6) note payable with a face amount of $1,500,000, less an original issue discount of $150,000, along with an additional $140,000 in transaction related fees (total debt discount and issue costs of $290,000), resulting in net proceeds of $1,210,000. The $290,000 in debt discounts and issuance costs are being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

In connection with obtaining this debt, the Company also committed 250,000 shares of common stock to the lender as additional interest expense (commitment fee). Under the terms of the agreement, only 100,000 shares of common stock were required to be issued on the commitment date resulting in a fair value of $256,000 ($2.56/share), based upon the quoted closing price. The Company recorded this amount as a debt discount which is being amortized over the life of the note. Total discounts recorded aggregated $546,000.

See Note 8.

In October 2023 (the initial maturity date), the Company executed a loan extension with the lender to extend the due date from October 2023 to April 2024. At this time, the remaining 150,000 shares were issued to the lender.

The Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity date resulted in significant and consequential changes to the economic substance of the debt and thus resulted in an extinguishment of the debt.

Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instrument was greater than 10% different from the present value of the remaining cash flows under the original debt instrument.

As a result, the Company recorded a loss on debt extinguishment of $291,000 as follows:

Fair value of debt and common stock on extinguishment date*	$1,791,000
Fair value of debt subject to modification	1,500,000
Loss on debt extinguishment - related party	$291,000

*	The Company valued the issuance of the 150,000 commitment shares at $291,000, based upon the quoted closing trading price on the date of modification ($1.94/share).

This note also contains a conversion feature only upon an event of default. The conversion feature is equal to the greater of (a) $1.54 and (b) the lower of (i) the average VWAP over the ten (10) trading day period preceding conversion. Additionally, the note contains an anti-dilution right in the form of a ratchet feature. If at the time of eligible conversion (only if Company is in default) common stock is sold or other debt is converted into common stock at a price lower than the defined conversion price under the terms of this note, the conversion price of this note will be reduced to the lower amount.

The Company has determined that in the event of default, the note at that time will be treated as a derivative liability subject to financial reporting at fair value and related mark to market adjustments in subsequent reporting periods.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

This note is subject to cross-default. In the event this note or any other notes issued by this lender are in default (Notes #1, #2 and #3), all of the notes with this lender will be considered in default.

At December 31, 2023, the Company is not in default on this note and believes it is in compliance with all terms and conditions of the note.

This lender is considered a related party since it has a greater than 5% controlling interest in the Company’s outstanding common stock.

Note #2 – Note Payable – Related Party - Material Stockholder greater than 5%

The Company executed a six-month (6) note payable with a face amount of $600,000, less an original issue discount of $60,000, along with an additional $28,900 in transaction related fees (total debt discount and issue costs in cash of $88,900), resulting in net proceeds of $511,100.

In connection with obtaining this note, the Company also issued 150,000 shares of common stock to the lender having a fair value of $406,500, based upon the quoted closing trading price ($2.71/share).

The issuance of these shares resulted in an additional debt issue cost. In total, the Company recorded debt discounts/issuance costs of $495,400 which is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations.

See Note 8.

While the note is initially due in March 2024, the Company has the right to extend the note by an additional six-months (6) to September 2024.

Subsequent to December 31, 2023, pursuant to the January 17, 2024 global amendment, effective for all previously issued notes with this lender, in the event of default, the lender may convert the note into shares of common stock equal to the greater of $1.23 and the lower of the average VWAP over the ten (10) preceding trading days; or the greater of the average of the VWAP over the ten (10) preceding trading days or a floor price of $0.70. Additionally, if the Company raises $10,000,000 or more, then Note #3 will be repaid. If the Company raises $15,000,000 or more, then both Notes #2 and #3 will be repaid.

The Company has determined that in the event of default, the note at that time will be treated as a derivative liability subject to financial reporting at fair value and related mark to market adjustments in subsequent reporting periods.

This note is subject to cross-default. In the event this note or any other notes issued by this lender are in default (Notes #1, #2 and #3), all of the notes with this lender will be considered in default.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

At December 31, 2023, the Company is not in default on this note and believes it is in compliance with all terms and conditions of the note.

This lender is considered a related party since it has a greater than 5% controlling interest in the Company’s outstanding common stock.

Note #3 – Note Payable – Related Party - Material Stockholder greater than 5%

In October 2023, the Company executed a three-month (3) note payable with a face amount of $320,000, less an original issue discount of $48,000, resulting in net proceeds of $272,000.

In connection with obtaining this note, the Company was required to issue 260,000 shares of common stock to the lender having a fair value of $539,760, based upon the quoted closing trading price ($2.076/share). However, the issuance of these shares would result in the lender having a greater than 9.99% ownership of the Company, which is prohibited by agreement. These shares are classified as common stock issuable in the accompanying consolidated balance sheets.

The future issuance of these shares resulted in an additional debt issue cost. In total, the Company recorded debt discounts/issuance costs of $320,000 which is being amortized over the life of the note to interest expense. The aggregate discounts calculated above exceeded the face amount of the note and therefore were limited to the face amount of the note totaling $320,000.

Subsequent to December 31, 2023, pursuant to the January 17, 2024 global amendment, effective for all previously issued notes with this lender, in the event of default, the lender may convert the note into shares of common stock equal to the greater of $1.23 and the lower of the average VWAP over the ten (10) preceding trading days; or the greater of the average of the VWAP over the ten (10) preceding trading days or a floor price of $0.70. Additionally, if the Company raises $10,000,000 or more, then Note #3 will be repaid. If the Company raises $15,000,000 or more, then both Notes #2 and #3 will be repaid.

The Company has determined that in the event of default, the note at that time will be treated as a derivative liability subject to financial reporting at fair value and related mark to market adjustments in subsequent reporting periods.

This note is subject to cross-default. In the event this note or any other notes issued by this lender are in default (Notes #1, #2 and #3), all of the notes with this lender will be considered in default.

At December 31, 2023, the Company is not in default on this note and believes it is in compliance with all terms and conditions of the note.

This lender is considered a related party since it has a greater than 5% controlling interest in the Company’s outstanding common stock.

Subsequent to the year ended December 31, 2023, in January 2024, with respect to Notes #2 and #3 discussed above, as a result of extending the note maturity dates as amended to April 19, 2024, the Company is required to issue 180,000 shares of common stock. However, the issuance of these shares would result in the lender having a greater than 9.99% ownership of the Company, which is prohibited by agreement. These shares will be classified as common stock issuable.

The Company determined the fair value of these shares to be $270,000 ($1.50/share), based upon the quoted closing trading price. These shares will be recorded as additional interest expense.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Notes #4 - #16 - Notes Payable – Related Party - Material Stockholder greater than 20%

During the year ended December 31, 2023, the Company executed several two-month (2) notes payable with an aggregate face amount of $2,585,000, less original issue discounts of $235,000, resulting in net proceeds of $2,350,000.

These notes are initially due two-months (2) from their issuance dates. If the notes reach maturity and are still outstanding, the notes and related accrued interest will automatically renew for successive two-month (2) periods.

These notes bear interest at 8% for the 1st nine-months (9), then 18% each month thereafter.

The lender is required to issue in writing any event of default. If an event of default occurs, all outstanding principal and accrued interest will be multiplied by 150% and become immediately due. Additionally, if the Company raises $3,000,000 (debt or equity based), the entire outstanding principal and accrued interest are immediately due.

Finally, in an event of default, the lender has the right to convert any or all of the outstanding principal and accrued interest into common stock equal to the greater of the average VWAP closing price over the ten (10) trading days ending on the date of conversion or $0.70 (the floor price). In the event such a conversion were to occur, which can only happen by default, the Company would evaluate the potential for recording derivative liabilities.

At December 31, 2023, the Company is not in default on any of these notes and believes it is in compliance with all terms and conditions of the notes.

This lender is considered a related party as it is controlled by Michael Farkas, an approximate 20% stockholder in the Company.

Note Payable - Other

During 2023, an entity controlled by this majority stockholder (approximately 20% common stock ownership) advanced unsecured working capital funds (net proceeds after original issue discount of $12,500 was $250,000) to the Company. In 2023, the note principal of $262,500 along with accrued interest of $13,125, aggregating $275,625 was repaid.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Note Payable (non-vehicles)

The following is a summary of the Company’s note payable (non-vehicles) at December 31, 2023 and 2022, respectively:

Balance - December 31, 2022	$-
Face amount of note	275,250
Debt discount	(25,250)
Amortization of debt discount	9,729
Repayments	(133,289)
Balance - December 31, 2023	$126,440

The Company executed a note payable with a face amount of $275,250. Under the terms of the agreement, the lender will withhold 8.9% of the Company’s daily funds arising from sales through the lender’s payment processing services until the Company has repaid the $275,250 (interest is $25,250 or approximately 10% of the note amount). The $25,250 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. The Company received net proceeds of $250,000.

The following is a detail of the Company’s note payable (non-vehicles) at December 31, 2023 and 2022, respectively:

	Notes Payable
	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	December 31, 2023	December 31, 2022
	April 16, 2023	December 12, 2024	*	N/A	All assets	$141,961	$-

*	initially 6.5%, however, subject to change at each reporting period.				Less: unamortized debt discount	15,521	-
						$126,440	$-

Notes Payable - Vehicles

The following is a summary of the Company’s notes payable for its vehicles at December 31, 2023 and 2022, respectively:

Balance - December 31, 2021	$476,313
Acquisition of vehicles in exchange for notes payable	2,166,643
Repayments	(633,060)
Balance - December 31, 2022	2,009,896
Repayments	(836,618)
Balance - December 31, 2023	$1,173,278

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The following is a detail of the Company’s notes payable for its vehicles at December 31, 2023 and 2022, respectively:

Notes Payable - Vehicles
Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	December 31, 2023	December 31, 2022
January 15, 2021	November 15, 2025	11.00%	N/A	This vehicle	$28,370	$40,976
April 9, 2019	December 12, 2023	7.44%	N/A	This vehicle	-	8,174
April 9, 2019	December 12, 2023	7.44%	N/A	This vehicle	-	6,986
April 9, 2019	February 17, 2024	4.90%	N/A	This vehicle	1,873	10,670
December 15, 2021	December 18, 2024	3.50%	N/A	This vehicle	37,823	74,357
December 16, 2021	December 18, 2024	3.50%	N/A	This vehicle	37,023	72,784
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,046	78,585
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,046	78,585
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,944	80,226
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,045	78,585
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,157	86,271
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,157	86,271
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	51,157	86,270
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,862	87,481
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	20,837	32,536
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	20,838	32,536
November 1, 2021	November 11, 2025	4.84%	N/A	This vehicle	17,913	26,578
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	18,572	28,261
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	18,572	28,261
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	24,035	33,813
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	24,032	33,813
April 27, 2022	May 10, 2027	9.05%	N/A	This vehicle	107,047	132,246
April 27, 2022	May 1, 2026	8.50%	N/A	This vehicle	73,585	101,237
					1,173,278	2,009,896

				Less: current portion	819,788	811,516
				Long term portion	$353,490	$1,198,380

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Debt Maturities

The following represents the maturities of the Company’s various debt arrangements for each of the five (5) succeeding years and thereafter as follows:

For the Year Ended December 31,	Notes Payable - Related Parties	Notes Payable	Vehicles	Total

2024	$4,802,115	$126,440	$819,788	$5,748,343
2025	-	-	282,212	282,212
2026	-	-	55,827	55,827
2027	-	-	15,451	15,451
Total	$4,802,115	$126,440	$1,173,278	$6,101,833

Line of Credit

On December 10, 2021, the Company entered into a Securities-Based Line of Credit, Promissory Note, Security, Pledge and Guaranty Agreement (the “Line of Credit”) with City National Bank of Florida.

Pursuant to the revolving Line of Credit, the Company may borrow up to the Credit Limit, determined from time to time in the sole discretion of the Bank. The Credit Limit was $0 and $3,000,000 at December 31, 2023 and 2022, respectively.

Outstanding borrowings under the line of credit were $0 and $3,000,000 at December 31, 2023 and 2022, respectively.

The line of credit was repaid in September 2023 for $1,008,813 (principal of $1,000,000 plus accrued interest of $8,813).

To secure the repayment of the Credit Limit, the Bank had a first priority lien and continuing security interest in the securities held in the Company’s investment portfolio with the Bank. The Company liquidated its entire position in the investment portfolio during the second quarter of 2023.

The amount outstanding under the Line of Credit bore interest equal to the Reference Rate plus the Spread (as defined in the Line of Credit) in effect each day. Interest was due and payable monthly in arrears.

The interest rate on the Line of Credit was 5.75% at December 31, 2022.

The Bank could, at any time, without notice, and at its sole discretion, demand the repayment of the outstanding line of credit.

In connection with the repayment of the line of credit, no further advances had been made and the bank closed the line of credit.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Debt

Note 5 – Notes Payable – Related Party

During the year ended December 31, 2023 and 2022, our Chief Executive Officer advanced $3,835,000 and $34,650, respectively for working capital. These notes are unsecured and due on demand.

The notes bear interest ranging from 4-5%, with an additional 5-6% of imputed interest (9%-11% in total).

At December 31, 2023 and 2022, the balance due was $3,869,650 and $34,650, respectively.

Imputed interest expense for the years ended December 31, 2023 and 2022 was $74,559 and $1,732, respectively.

Total interest expense for the years ended December 31, 2023 and 2022 was $123,855 and $3,463, respectively.

NextNRG Holding Corp. and Subsidiary

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2023 and 2022